Loans and financing - Breakdown by maturity of the non-current portion (Details) - BRL BRL in Thousands	Dec. 31, 2017	Dec. 31, 2016
Loans and financing
Non-current loans and financing	BRL 17,605,658	BRL 15,014,224
Later than one year and not later than two years
Loans and financing
Non-current loans and financing	1,570,824
Later than two years and not later than three years
Loans and financing
Non-current loans and financing	2,059,886
Later than three years and not later than four years
Loans and financing
Non-current loans and financing	2,122,804
Later than four years and not later than five years
Loans and financing
Non-current loans and financing	2,303,461
Later than five years and not later than six years
Loans and financing
Non-current loans and financing	2,122,567
Later than six years and not later than seven years
Loans and financing
Non-current loans and financing	2,413,426
Later than seven years and not later than eight years
Loans and financing
Non-current loans and financing	2,449,735
Later than eight years and not later than nine years
Loans and financing
Non-current loans and financing	238,781
Later than nine years and not later than ten years
Loans and financing
Non-current loans and financing	2,324,174
Loans and financing in foreign currency
Loans and financing
Non-current loans and financing	9,997,197	8,522,191
Loans and financing in foreign currency | Later than one year and not later than two years
Loans and financing
Non-current loans and financing	1,168,580
Loans and financing in foreign currency | Later than two years and not later than three years
Loans and financing
Non-current loans and financing	499,781
Loans and financing in foreign currency | Later than three years and not later than four years
Loans and financing
Non-current loans and financing	1,157,419
Loans and financing in foreign currency | Later than four years and not later than five years
Loans and financing
Non-current loans and financing	500,698
Loans and financing in foreign currency | Later than five years and not later than six years
Loans and financing
Non-current loans and financing	170,597
Loans and financing in foreign currency | Later than six years and not later than seven years
Loans and financing
Non-current loans and financing	2,129,458
Loans and financing in foreign currency | Later than seven years and not later than eight years
Loans and financing
Non-current loans and financing	2,104,191
Loans and financing in foreign currency | Later than nine years and not later than ten years
Loans and financing
Non-current loans and financing	2,266,473
Loans and financing in foreign currency | BNDES currency basket
Loans and financing
Non-current loans and financing	59,800
Loans and financing in foreign currency | BNDES currency basket | Later than one year and not later than two years
Loans and financing
Non-current loans and financing	18,674
Loans and financing in foreign currency | BNDES currency basket | Later than two years and not later than three years
Loans and financing
Non-current loans and financing	18,459
Loans and financing in foreign currency | BNDES currency basket | Later than three years and not later than four years
Loans and financing
Non-current loans and financing	7,529
Loans and financing in foreign currency | BNDES currency basket | Later than four years and not later than five years
Loans and financing
Non-current loans and financing	8,257
Loans and financing in foreign currency | BNDES currency basket | Later than five years and not later than six years
Loans and financing
Non-current loans and financing	6,881
Loans and financing in foreign currency | Bonds
Loans and financing
Non-current loans and financing	6,490,296
Loans and financing in foreign currency | Bonds | Later than two years and not later than three years
Loans and financing
Non-current loans and financing	317,606
Loans and financing in foreign currency | Bonds | Later than six years and not later than seven years
Loans and financing
Non-current loans and financing	1,965,742
Loans and financing in foreign currency | Bonds | Later than seven years and not later than eight years
Loans and financing
Non-current loans and financing	1,940,475
Loans and financing in foreign currency | Bonds | Later than nine years and not later than ten years
Loans and financing
Non-current loans and financing	2,266,473
Loans and financing in foreign currency | Finnvera
Loans and financing
Non-current loans and financing	1,146,011
Loans and financing in foreign currency | Finnvera | Later than one year and not later than two years
Loans and financing
Non-current loans and financing	163,715
Loans and financing in foreign currency | Finnvera | Later than two years and not later than three years
Loans and financing
Non-current loans and financing	163,716
Loans and financing in foreign currency | Finnvera | Later than three years and not later than four years
Loans and financing
Non-current loans and financing	163,716
Loans and financing in foreign currency | Finnvera | Later than four years and not later than five years
Loans and financing
Non-current loans and financing	163,716
Loans and financing in foreign currency | Finnvera | Later than five years and not later than six years
Loans and financing
Non-current loans and financing	163,716
Loans and financing in foreign currency | Finnvera | Later than six years and not later than seven years
Loans and financing
Non-current loans and financing	163,716
Loans and financing in foreign currency | Finnvera | Later than seven years and not later than eight years
Loans and financing
Non-current loans and financing	163,716
Loans and financing in foreign currency | Export credits (prepayment)
Loans and financing
Non-current loans and financing	2,301,090
Loans and financing in foreign currency | Export credits (prepayment) | Later than one year and not later than two years
Loans and financing
Non-current loans and financing	986,191
Loans and financing in foreign currency | Export credits (prepayment) | Later than three years and not later than four years
Loans and financing
Non-current loans and financing	986,174
Loans and financing in foreign currency | Export credits (prepayment) | Later than four years and not later than five years
Loans and financing
Non-current loans and financing	328,725
Loans and financing in Reais
Loans and financing
Non-current loans and financing	7,608,461	6,492,033
Loans and financing in Reais | Later than one year and not later than two years
Loans and financing
Non-current loans and financing	402,244
Loans and financing in Reais | Later than two years and not later than three years
Loans and financing
Non-current loans and financing	1,560,105
Loans and financing in Reais | Later than three years and not later than four years
Loans and financing
Non-current loans and financing	965,385
Loans and financing in Reais | Later than four years and not later than five years
Loans and financing
Non-current loans and financing	1,802,763
Loans and financing in Reais | Later than five years and not later than six years
Loans and financing
Non-current loans and financing	1,951,970
Loans and financing in Reais | Later than six years and not later than seven years
Loans and financing
Non-current loans and financing	283,968
Loans and financing in Reais | Later than seven years and not later than eight years
Loans and financing
Non-current loans and financing	345,544
Loans and financing in Reais | Later than eight years and not later than nine years
Loans and financing
Non-current loans and financing	238,781
Loans and financing in Reais | Later than nine years and not later than ten years
Loans and financing
Non-current loans and financing	57,701
Loans and financing in Reais | BNDES | TJLP
Loans and financing
Non-current loans and financing	1,365,637	1,353,227
Loans and financing in Reais | BNDES | TJLP | Later than one year and not later than two years
Loans and financing
Non-current loans and financing	175,137
Loans and financing in Reais | BNDES | TJLP | Later than two years and not later than three years
Loans and financing
Non-current loans and financing	190,421
Loans and financing in Reais | BNDES | TJLP | Later than three years and not later than four years
Loans and financing
Non-current loans and financing	189,629
Loans and financing in Reais | BNDES | TJLP | Later than four years and not later than five years
Loans and financing
Non-current loans and financing	185,866
Loans and financing in Reais | BNDES | TJLP | Later than five years and not later than six years
Loans and financing
Non-current loans and financing	184,187
Loans and financing in Reais | BNDES | TJLP | Later than six years and not later than seven years
Loans and financing
Non-current loans and financing	161,823
Loans and financing in Reais | BNDES | TJLP | Later than seven years and not later than eight years
Loans and financing
Non-current loans and financing	180,453
Loans and financing in Reais | BNDES | TJLP | Later than eight years and not later than nine years
Loans and financing
Non-current loans and financing	98,121
Loans and financing in Reais | BNDES | Fixed
Loans and financing
Non-current loans and financing	45,839	80,680
Loans and financing in Reais | BNDES | Fixed | Later than one year and not later than two years
Loans and financing
Non-current loans and financing	25,449
Loans and financing in Reais | BNDES | Fixed | Later than two years and not later than three years
Loans and financing
Non-current loans and financing	15,200
Loans and financing in Reais | BNDES | Fixed | Later than three years and not later than four years
Loans and financing
Non-current loans and financing	4,791
Loans and financing in Reais | BNDES | Fixed | Later than four years and not later than five years
Loans and financing
Non-current loans and financing	399
Loans and financing in Reais | BNDES | Selic
Loans and financing
Non-current loans and financing	515,687	239,159
Loans and financing in Reais | BNDES | Selic | Later than one year and not later than two years
Loans and financing
Non-current loans and financing	49,828
Loans and financing in Reais | BNDES | Selic | Later than two years and not later than three years
Loans and financing
Non-current loans and financing	49,828
Loans and financing in Reais | BNDES | Selic | Later than three years and not later than four years
Loans and financing
Non-current loans and financing	48,601
Loans and financing in Reais | BNDES | Selic | Later than four years and not later than five years
Loans and financing
Non-current loans and financing	46,117
Loans and financing in Reais | BNDES | Selic | Later than five years and not later than six years
Loans and financing
Non-current loans and financing	66,520
Loans and financing in Reais | BNDES | Selic | Later than six years and not later than seven years
Loans and financing
Non-current loans and financing	64,444
Loans and financing in Reais | BNDES | Selic | Later than seven years and not later than eight years
Loans and financing
Non-current loans and financing	107,390
Loans and financing in Reais | BNDES | Selic | Later than eight years and not later than nine years
Loans and financing
Non-current loans and financing	82,959
Loans and financing in Reais | BNB
Loans and financing
Non-current loans and financing	142,418
Loans and financing in Reais | BNB | Later than five years and not later than six years
Loans and financing
Non-current loans and financing	142,418
Loans and financing in Reais | BNB | Fixed
Loans and financing
Non-current loans and financing	142,418	108,768
Loans and financing in Reais | CRA
Loans and financing
Non-current loans and financing	4,882,218
Loans and financing in Reais | CRA | Later than two years and not later than three years
Loans and financing
Non-current loans and financing	1,203,731
Loans and financing in Reais | CRA | Later than three years and not later than four years
Loans and financing
Non-current loans and financing	664,663
Loans and financing in Reais | CRA | Later than four years and not later than five years
Loans and financing
Non-current loans and financing	1,512,680
Loans and financing in Reais | CRA | Later than five years and not later than six years
Loans and financing
Non-current loans and financing	1,501,144
Loans and financing in Reais | NCE
Loans and financing
Non-current loans and financing	86,449
Loans and financing in Reais | NCE | Later than one year and not later than two years
Loans and financing
Non-current loans and financing	43,225
Loans and financing in Reais | NCE | Later than two years and not later than three years
Loans and financing
Non-current loans and financing	43,224
Loans and financing in Reais | FCO, FDCO and FINEP
Loans and financing
Non-current loans and financing	570,213
Loans and financing in Reais | FCO, FDCO and FINEP | Later than one year and not later than two years
Loans and financing
Non-current loans and financing	108,605
Loans and financing in Reais | FCO, FDCO and FINEP | Later than two years and not later than three years
Loans and financing
Non-current loans and financing	57,701
Loans and financing in Reais | FCO, FDCO and FINEP | Later than three years and not later than four years
Loans and financing
Non-current loans and financing	57,701
Loans and financing in Reais | FCO, FDCO and FINEP | Later than four years and not later than five years
Loans and financing
Non-current loans and financing	57,701
Loans and financing in Reais | FCO, FDCO and FINEP | Later than five years and not later than six years
Loans and financing
Non-current loans and financing	57,701
Loans and financing in Reais | FCO, FDCO and FINEP | Later than six years and not later than seven years
Loans and financing
Non-current loans and financing	57,701
Loans and financing in Reais | FCO, FDCO and FINEP | Later than seven years and not later than eight years
Loans and financing
Non-current loans and financing	57,701
Loans and financing in Reais | FCO, FDCO and FINEP | Later than eight years and not later than nine years
Loans and financing
Non-current loans and financing	57,701
Loans and financing in Reais | FCO, FDCO and FINEP | Later than nine years and not later than ten years
Loans and financing
Non-current loans and financing	57,701
Loans and financing in Reais | FCO, FDCO and FINEP | Fixed
Loans and financing
Non-current loans and financing	BRL 570,213	BRL 430,667